General	6 Months Ended
Jun. 30, 2020
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Therapix Biosciences Ltd. ("Therapix" or the "Company"), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, Therapix and its subsidiaries at the time (the "Group") were mainly engaged in developing several innovative immunotherapy products and Therapix's own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy according to which it would focus on developing a portfolio of approved drugs based on cannabinoid molecules. With this focus, the Company is currently engaged in the following development programs based on Δ9-tetrahydrocannabinol and/or non-psychoactive cannabidiol for the treatment of Tourette syndrome and for the treatment of obstructive sleep apnea ("OSA"), pain and autism spectrum disorder.

The Company was a dual-listed company, which had its ordinary shares, New Israeli Shekel ("NIS") 0.1 par value each ("Ordinary Shares"), traded on the Tel-Aviv Stock Exchange Ltd. ("TASE") from December 26, 2005 until it delisted such shares from the TASE on August 7, 2018, and has had its American Depository Shares ("ADSs") listed on the Nasdaq Capital Market ("Nasdaq") since March 27, 2017 (see Note 7a, "Subsequent Events After the Reporting Period" for additional information). The Company completed an initial public offering ("IPO") of its ADSs in the United States on March 27, 2017 and raised approximately $13.7 million. Since the IPO, the Company has had its ADSs registered with the U.S. Securities and Exchange Commission ("SEC").

As of June 30, 2020, Therapix has two wholly owned subsidiaries, both of which are companies incorporated under the laws of Israel (the "Subsidiaries"): (1) Brain Bright Ltd. ("Brain Bright"); and (2) Evero Health Ltd. ("Evero").

Both of the Subsidiaries are private companies, and as of the date of these financial statements, Brain Bright is an inactive company with no assets or liabilities. Therapix also owns approximately 27% of Lara Pharm Ltd.'s ("Lara") share capital. Lara is a private company incorporated under the laws of Israel which, to the best knowledge of the Company, does not engage in any business, and in any event, Therapix does not have significant influence on Lara since it has no representation in Lara's board of directors. The Company wrote-off the entire investment in Lara in 2015.

On October 3, 2018 (the "Acquisition Date"), Therapix obtained control over Therapix Healthcare Resources Inc. ("THR"), a Delaware corporation, which was established on July 31, 2018, by holding 82.36% of THR's equity. On June 27, 2019, following the finalization of THR's dissolution, Therapix deconsolidated THR.

b.	These interim consolidated financial statements should be read in conjunction with the Company's annual financial statements for the year ended December 31, 2019, and accompanying notes, that were published on June 15, 2020 (the "2019 Annual Consolidated Financial Statements").

c.	All information in the interim financial statements regarding the ADSs assumes that all of the Company's Ordinary Shares have been converted into ADSs. Each ADS represents 40 ordinary shares (see Note 4a). See Note 7a, "Subsequent Events After the Reporting Period" for additional information.

d.	The Company incurred a net loss of approximately $2.6 million and had negative cash flows from operating activities of approximately $2.1 million for the six-month period ended on June 30, 2020. As of June 30, 2020, the Company had an accumulated deficit of approximately $51.7 million as a result of recurring operating losses. As the Company presently has no activities that generate revenues, the Company's continued operation is dependent on its ability to raise funding from external sources. This dependency will continue until the Company will be able to finance its operations by selling its products or commercializing its technology. Also, all of the Company's current research and development operations are in abeyance and require additional funds before they can progress. In addition, the Company's management believes that the balance of cash held by the Company as of October 8, 2020 (the "Approval Date"), in which the interim consolidated financial statements for the period ended June 30, 2020, were approved, will not be sufficient to finance its operating activities in the foreseeable future. These factors raise substantial doubt about the Company's ability to continue as a "going concern".

e.	The interim consolidated financial statements of the Company for the six-month period ended on June 30, 2020, were approved for issue on October 8, 2020. In connection with the preparation of the interim consolidated financial statements and in accordance with authoritative guidance for subsequent events, the Company evaluated subsequent events after the consolidated statements of financial position date of June 30, 2020, through October 8, 2020, the date on which the unaudited interim consolidated financial statements were available to be issued.